                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04424

                        Van Kampen Life Investment Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

              VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

            PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

                                                                    NUMBER OF
         DESCRIPTION                                                 SHARES            VALUE

         COMMON STOCKS    91.1%
         AIRLINES    0.5%
         Southwest Airlines Co.                                         771,600      $    11,458,260
                                                                                     ---------------

         ALUMINUM    1.8%
         Alcoa, Inc.                                                  1,872,500           45,726,450
                                                                                     ---------------

         APPAREL, ACCESSORIES & LUXURY GOODS    0.5%
         Jones Apparel Group, Inc.                                      463,601           13,212,628
                                                                                     ---------------

         APPLICATION SOFTWARE    0.0%
         Amdocs Ltd. (Guernsey) (a)                                      24,800              687,704
                                                                                     ---------------

         BREWERS    0.4%
         Anheuser-Busch Cos., Inc.                                      226,260            9,738,230
                                                                                     ---------------

         BROADCASTING & CABLE TV    3.5%
         Clear Channel Communications, Inc.                           1,777,300           58,455,397
         Liberty Media Corp., Class A (a)                             3,581,000           28,827,050
                                                                                     ---------------
                                                                                          87,282,447
                                                                                     ---------------

         COMMUNICATIONS EQUIPMENT    0.8%
         Andrew Corp. (a)                                                56,000              624,400
         Cisco Systems, Inc. (a)                                        772,300           13,847,339
         Ericsson, Class B - ADR (Sweden)                                90,320            3,327,389
         Nokia Corp. - ADR (Finland)                                    160,300            2,710,673
                                                                                     ---------------
                                                                                          20,509,801
                                                                                     ---------------

         COMPUTER & ELECTRONICS RETAIL    0.4%
         Best Buy Co., Inc.                                             201,750            8,782,177
                                                                                     ---------------

         COMPUTER HARDWARE    1.6%
         Dell, Inc. (a)                                                 540,700           18,491,940
         Hewlett-Packard Co.                                            352,230           10,285,116
         International Business Machines Corp.                          131,300           10,532,886
                                                                                     ---------------
                                                                                          39,309,942
                                                                                     ---------------

         COMPUTER STORAGE & PERIPHERALS    0.2%
         Lexmark International, Inc., Class A (a)                        92,800            5,665,440
                                                                                     ---------------

         DATA PROCESSING & OUTSOURCING SERVICES    1.3%

         Affiliated Computer Services, Inc., Class A (a)                396,400           21,643,440
         First Data Corp.                                               275,700           11,028,000
                                                                                     ---------------
                                                                                          32,671,440
                                                                                     ---------------

         DEPARTMENT STORES    0.6%
         Federated Department Stores, Inc.                              207,895           13,901,939
                                                                                     ---------------

         DIVERSIFIED BANKS    8.4%
         Bank of America Corp.                                        1,748,494           73,611,597
         Bank of New York Co., Inc.                                     762,600           22,428,066
         PNC Financial Services Group, Inc.                             469,600           27,246,192
         SunTrust Banks, Inc.                                            34,700            2,409,915
         Wachovia Corp.                                                 665,154           31,654,679
         Wells Fargo & Co.                                              910,110           53,305,143
                                                                                     ---------------
                                                                                         210,655,592
                                                                                     ---------------

         DIVERSIFIED CHEMICALS    2.6%
         Dow Chemical Co.                                               508,900           21,205,863
         Du Pont (E.I.) de Nemours & Co.                              1,141,000           44,692,970
                                                                                     ---------------
                                                                                          65,898,833
                                                                                     ---------------

         ELECTRIC UTILITIES    1.7%
         American Electric Power Co., Inc.                              510,272           20,257,798
         FirstEnergy Corp.                                              425,000           22,151,000
                                                                                     ---------------
                                                                                          42,408,798
                                                                                     ---------------

         ELECTRONIC EQUIPMENT MANUFACTURERS    0.2%
         Cognex Corp.                                                   132,800            3,993,296
                                                                                     ---------------

         ELECTRONIC MANUFACTURING SERVICES    0.2%
         Flextronics International Ltd. (Singapore) (a)                 306,400            3,937,240
         KEMET Corp. (a)                                                167,200            1,401,136
                                                                                     ---------------
                                                                                           5,338,376
                                                                                     ---------------

         HEALTH CARE DISTRIBUTORS    1.5%
         AmerisourceBergen Corp.                                        319,700           24,712,810
         Cardinal Health, Inc.                                          221,800           14,070,992
                                                                                     ---------------
                                                                                          38,783,802
                                                                                     ---------------

         HEALTH CARE EQUIPMENT    0.3%
         Boston Scientific Corp. (a)                                    353,300            8,256,621
                                                                                     ---------------

         HOUSEHOLD PRODUCTS    1.8%
         Kimberly-Clark Corp.                                           737,060           43,877,182
                                                                                     ---------------

         HYPERMARKETS & SUPER CENTERS    1.8%
         Wal-Mart Stores, Inc.                                        1,016,000           44,521,120
                                                                                     ---------------

         INTEGRATED OIL & GAS    1.1%
         Total SA - ADR (France)                                        194,800           26,457,736
                                                                                     ---------------

         INTEGRATED TELECOMMUNICATION SERVICES    8.0%
         SBC Communications, Inc.                                     3,219,700           77,176,209
         Sprint Corp.                                                 1,963,900           46,701,542
         Verizon Communications, Inc.                                 2,343,580           76,611,630
                                                                                     ---------------
                                                                                         200,489,381
                                                                                     ---------------

         LEISURE PRODUCTS    0.5%
         Mattel, Inc.                                                   736,300           12,281,484
                                                                                     ---------------

         LIFE & HEALTH INSURANCE    1.4%
         AFLAC, Inc.                                                    118,500            5,368,050
         Metlife, Inc.                                                  241,600           12,038,928
         Torchmark Corp.                                                321,510           16,985,373
                                                                                     ---------------
                                                                                          34,392,351
                                                                                     ---------------

         MOVIES & ENTERTAINMENT    4.5%
         Time Warner, Inc.                                            2,310,200           41,837,722
         Viacom, Inc., Class B                                        1,067,600           35,241,476
         Walt Disney Co.                                              1,521,400           36,711,382
                                                                                     ---------------
                                                                                         113,790,580
                                                                                     ---------------

         MULTI-LINE INSURANCE    1.3%
         American International Group, Inc.                             298,400           18,488,864
         Assurant, Inc.                                                 104,600            3,981,076
         Genworth Financial, Inc., Class A                              227,000            7,318,480
         Hartford Financial Services Group, Inc.                         46,700            3,603,839
                                                                                     ---------------
                                                                                          33,392,259
                                                                                     ---------------

         MULTI-UTILITIES & UNREGULATED POWER   2.0%
         Dominion Resources, Inc.                                       232,000           19,984,480
         Public Service Enterprise Group, Inc.                          191,700           12,337,812
         Constellation Energy Group, Inc.                               299,730           18,463,368
                                                                                     ---------------
                                                                                          50,785,660
                                                                                     ---------------

         OIL & GAS DRILLING    0.1%
         GlobalSantaFe Corp. (Cayman Islands)                            80,000            3,649,600
                                                                                     ---------------

         OIL & GAS EQUIPMENT & SERVICES    0.4%
         Halliburton Co.                                                148,590           10,181,387
                                                                                     ---------------

         OTHER DIVERSIFIED FINANCIAL SERVICES    4.8%
         Citigroup, Inc.                                              1,690,700           76,960,664
         J.P. Morgan Chase & Co.                                        575,055           19,511,616
         Lehman Brothers Holdings, Inc.                                  49,000            5,707,520
         Merrill Lynch & Co., Inc.                                      313,800           19,251,630
                                                                                     ---------------
                                                                                         121,431,430
                                                                                     ---------------

         PACKAGED FOODS    3.7%
         Kraft Foods, Inc.                                            1,120,400           34,273,036
         Unilever NV (Netherlands)                                      816,200           58,317,490
                                                                                     ---------------


                                                                                          92,590,526
                                                                                     ---------------

         PAPER PRODUCTS    5.7%
         Georgia-Pacific Corp.                                        2,044,760           69,644,526
         International Paper Co.                                      2,416,402           72,008,780
                                                                                     ---------------
                                                                                         141,653,306
                                                                                     ---------------

         PHARMACEUTICALS    14.6%
         Bristol-Myers Squibb Co.                                     3,395,825           81,703,550
         GlaxoSmithKline PLC - ADR (United Kingdom)                   2,462,500          126,277,000
         Pfizer, Inc.                                                 1,272,900           31,784,313
         Roche Holdings AG - ADR (Switzerland)                          571,000           39,816,116
         Sanofi Aventis - ADR (France)                                  561,800           23,283,295
         Schering-Plough Corp.                                        1,504,300           31,665,515
         Wyeth                                                          682,600           31,583,902
                                                                                     ---------------
                                                                                         366,113,691
                                                                                     ---------------

         PROPERTY & CASUALTY    3.5%
         AMBAC Financial Group, Inc.                                    148,280           10,685,057
         Berkshire Hathaway, Inc., Class B (a)                            5,745           15,689,595
         Chubb Corp.                                                    552,050           49,436,078
         Saint Paul Travelers Cos., Inc.                                250,898           11,257,793
                                                                                     ---------------
                                                                                          87,068,523
                                                                                     ---------------

         PUBLISHING    0.7%
         Gannett Co., Inc.                                              129,400            8,906,602
         Tribune Company                                                245,500            8,319,995
                                                                                     ---------------
                                                                                          17,226,597
                                                                                     ---------------

         REINSURANCE    0.0%
         RenaissanceRe Holdings Ltd. (Bermuda)                           22,700              992,671
                                                                                     ---------------

         RESTAURANTS    0.5%
         McDonald's Corp.                                               338,500           11,336,365
                                                                                     ---------------

         SEMICONDUCTOR EQUIPMENT    0.1%
         Credence Systems Corp. (a)                                     271,600            2,167,368
         Novellus Systems, Inc. (a)                                      29,200              732,336
                                                                                     ---------------
                                                                                           2,899,704
                                                                                     ---------------

         SEMICONDUCTORS    0.0%
         Intel Corp.                                                     29,400              724,710
                                                                                     ---------------

         SOFT DRINKS    1.4%
         Coca-Cola Co.                                                  829,600           35,830,424
                                                                                     ---------------

         SPECIALTY CHEMICALS    0.6%
         Rohm & Haas Co.                                                368,700           15,164,631
                                                                                     ---------------

         SYSTEMS SOFTWARE    0.4%

         Check Point Software Technologies Ltd. (Israel) (a)             51,400           1,250,048
         Microsoft Corp.                                                332,560           8,556,769
                                                                                     --------------
                                                                                          9,806,817
                                                                                     --------------

         THRIFTS & MORTGAGE FINANCE    3.8%
         Fannie Mae                                                     163,100           7,310,142
         Freddie Mac                                                  1,548,740          87,441,860
                                                                                     --------------
                                                                                         94,752,002
                                                                                     --------------

         TOBACCO    1.9%
         Altria Group, Inc.                                             644,640          47,516,414
                                                                                     --------------

         TOTAL LONG-TERM INVESTMENTS    91.1%
            (Cost $2,181,562,773)                                                     2,283,208,327

         REPURCHASE AGREEMENT    8.9%
         State Street Bank & Trust Co. ($222,289,000 par
         collateralized by U.S. Government obligations in a
         pooled cash account, interest rate of 3.65%, dated
         09/30/05, to be sold on 10/03/05 at $222,356,613)                              222,289,000
                                                                                     --------------
            (Cost $222,289,000)

         TOTAL INVESTMENTS    100.0%
            (Cost $2,403,851,773)                                                     2,505,497,327

         OTHER ASSETS IN EXCESS OF LIABILITIES    0.0%                                      (94,734)
                                                                                     --------------

         NET ASSETS    100.0%                                                        $2,505,402,593
                                                                                     ==============

         Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR    - American Depositary Receipt

           VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH PORTFOLIO

           PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                  NUMBER OF
           DESCRIPTION                                                             SHARES            VALUE
           COMMON STOCKS    96.7%
           AEROSPACE & DEFENSE    2.7%
           Boeing Co.                                                                75,000          $ 5,096,250
           Goodrich Corp.                                                            55,000            2,438,700
           Precision Castparts Corp.                                                 50,000            2,655,000
           Rockwell Collins, Inc.                                                    50,000            2,416,000
                                                                                               ------------------
                                                                                                      12,605,950
                                                                                               ------------------

           AIR FREIGHT & LOGISTICS    0.3%
           C.H. Robinson Worldwide, Inc. (a)                                         25,000            1,603,000
                                                                                               ------------------

           APPAREL, ACCESSORIES & LUXURY GOODS    1.2%
           Coach, Inc. (a)                                                          130,000            4,076,800
           Polo Ralph Lauren Corp.                                                   35,000            1,760,500
                                                                                               ------------------
                                                                                                       5,837,300
                                                                                               ------------------

           APPAREL RETAIL    1.2%
           Chico's FAS, Inc. (a)                                                     85,000            3,128,000
           Urban Outfitters, Inc. (a)                                                90,000            2,646,000
                                                                                               ------------------
                                                                                                       5,774,000
                                                                                               ------------------

           APPLICATION SOFTWARE    2.5%
           Autodesk, Inc. (a)                                                       175,000            8,127,000
           SAP AG - ADR (Germany)                                                    85,000            3,683,050
                                                                                               ------------------
                                                                                                      11,810,050
                                                                                               ------------------

           ASSET MANAGEMENT & CUSTODY BANKS    0.7%
           Franklin Resources, Inc.                                                  40,000            3,358,400
                                                                                               ------------------

           AUTOMOTIVE RETAIL    0.6%
           Advance Auto Parts, Inc. (a)                                              67,500            2,610,900
                                                                                               ------------------

           BIOTECHNOLOGY    6.2%
           Amgen, Inc. (a)                                                           90,000            7,170,300
           Celgene Corp. (a)                                                         70,000            3,802,400
           Genentech, Inc. (a)                                                       70,000            5,894,700
           Genzyme Corp. (a)                                                         65,000            4,656,600
           Gilead Sciences, Inc. (a)                                                 65,000            3,169,400
           Invitrogen Corp. (a)                                                      25,000            1,880,750
           Protein Design Labs, Inc. (a)                                             90,000            2,520,000
                                                                                               ------------------
                                                                                                      29,094,150
                                                                                               ------------------

           BROADCASTING & CABLE TV    0.6%
           XM Satellite Radio Holdings, Inc., Class A (a)                            85,000            3,052,350
                                                                                               ------------------


           BUILDING PRODUCTS    0.3%
           USG Corp. (a)                                                             20,000            1,374,400
                                                                                               ------------------

           CASINOS & GAMING    0.6%
           Harrah's Entertainment, Inc.                                              20,000            1,303,800
           Penn National Gaming, Inc. (a)                                            45,000            1,399,950
                                                                                               ------------------
                                                                                                       2,703,750
                                                                                               ------------------

           COMMUNICATIONS EQUIPMENT    5.6%
           ADTRAN, Inc.                                                              45,000            1,417,500
           Comverse Technology, Inc. (a)                                            130,000            3,415,100
           Corning, Inc. (a)                                                        215,000            4,155,950
           Harris Corp.                                                              55,000            2,299,000
           Juniper Networks, Inc. (a)                                               100,000            2,379,000
           Motorola, Inc.                                                           220,000            4,859,800
           QUALCOMM, Inc.                                                           110,000            4,922,500
           Scientific-Atlanta, Inc.                                                  75,000            2,813,250
                                                                                               ------------------
                                                                                                      26,262,100
                                                                                               ------------------

           COMPUTER & ELECTRONICS RETAIL    0.8%
           Best Buy Co., Inc.                                                        87,500            3,808,875
                                                                                               ------------------

           COMPUTER HARDWARE    4.2%
           Apple Computer, Inc. (a)                                                 215,000           11,526,150
           Dell, Inc. (a)                                                           105,000            3,591,000
           Hewlett-Packard Co.                                                      170,000            4,964,000
                                                                                               ------------------
                                                                                                      20,081,150
                                                                                               ------------------

           COMPUTER STORAGE & PERIPHERALS    0.5%
           EMC Corp. (a)                                                            175,000            2,264,500
                                                                                               ------------------

           CONSTRUCTION, FARM MACHINERY, & HEAVY TRUCKS    1.2%
           Caterpillar, Inc.                                                         60,000            3,525,000
           Joy Global, Inc.                                                          45,000            2,270,700
                                                                                               ------------------
                                                                                                       5,795,700
                                                                                               ------------------

           CONSUMER FINANCE    1.0%
           American Express Co.                                                      50,000            2,872,000
           Capital One Financial Corp.                                               25,000            1,988,000
                                                                                               ------------------
                                                                                                       4,860,000
                                                                                               ------------------

           DATA PROCESSING & OUTSOURCING SERVICES    0.5%
           Fiserv, Inc. (a)                                                          50,000            2,293,500
                                                                                               ------------------

           DEPARTMENT STORES    1.3%
           J.C. Penney Co., Inc.                                                     65,000            3,082,300
           Nordstrom, Inc.                                                           90,000            3,088,800
                                                                                               ------------------
                                                                                                       6,171,100
                                                                                                ------------------

           DISTILLERS & VINTNERS    0.3%
           Constellation Brands, Inc., Class A (a)                                   60,000            1,560,000
                                                                                               ------------------

           DIVERSIFIED METALS & MINING    1.1%
           Peabody Energy Corp.                                                      60,000            5,061,000
                                                                                               ------------------

           DRUG RETAIL    0.9%
           CVS Corp.                                                                150,000            4,351,500
                                                                                               ------------------

           ELECTRIC UTILITIES    1.5%
           Edison International, Inc.                                                70,000            3,309,600
           Exelon Corp.                                                              70,000            3,740,800
                                                                                               ------------------
                                                                                                       7,050,400
                                                                                               ------------------

           ELECTRONIC MANUFACTURING SERVICES    0.6%
           Jabil Circuit, Inc. (a)                                                   85,000            2,628,200
                                                                                               ------------------

           FERTILIZERS & AGRICULTURAL CHEMICALS    0.5%
           Monsanto Co.                                                              35,000            2,196,250
                                                                                               ------------------

           GENERAL MERCHANDISE STORES    0.7%
           Target Corp.                                                              65,000            3,375,450
                                                                                               ------------------

           HEALTH CARE EQUIPMENT    1.8%
           Baxter International, Inc.                                                60,000            2,392,200
           St. Jude Medical, Inc. (a)                                                80,000            3,744,000
           Stryker Corp.                                                             45,000            2,224,350
                                                                                               ------------------
                                                                                                       8,360,550
                                                                                               ------------------

           HEALTH CARE SERVICES    2.7%
           Caremark Rx, Inc. (a)                                                    110,000            5,492,300
           Cerner Corp. (a)                                                          25,000            2,173,250
           Omnicare, Inc.                                                            45,000            2,530,350
           Pharmaceutical Product Development, Inc.                                  10,000              575,100
           Quest Diagnostics, Inc.                                                   35,000            1,768,900
                                                                                               ------------------
                                                                                                      12,539,900
                                                                                               ------------------

           HEALTH CARE SUPPLIES    1.3%
           Alcon, Inc. (Switzerland)                                                 30,000            3,836,400
           Bausch & Lomb, Inc.                                                       30,000            2,420,400
                                                                                               ------------------
                                                                                                       6,256,800
                                                                                               ------------------

           HOME ENTERTAINMENT SOFTWARE    0.5%
           Activision, Inc. (a)                                                     110,000            2,249,500
                                                                                               ------------------

           HOME IMPROVEMENT RETAIL    0.8%
           Lowe's Cos., Inc.                                                         55,000            3,542,000
                                                                                               ------------------

           HOMEBUILDING    1.6%
           D.R. Horton, Inc.                                                         85,000            3,078,700
           KB Home                                                                   35,000            2,562,000
           Toll Brothers, Inc. (a)                                                   45,000            2,010,150
                                                                                               ------------------
                                                                                                       7,650,850
                                                                                               ------------------

           HOTELS, RESORTS & CRUISE LINES    1.1%
           Hilton Hotels Corp.                                                       85,000            1,897,200


           Starwood Hotels & Resorts Worldwide, Inc.                                 55,000            3,144,350
                                                                                               ------------------
                                                                                                       5,041,550
                                                                                               ------------------

           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS    1.1%
           TXU Corp.                                                                 45,000            5,079,600
                                                                                               ------------------

           INDUSTRIAL CONGLOMERATES    0.8%
           General Electric Co.                                                     110,000            3,703,700
                                                                                               ------------------

           INDUSTRIAL MACHINERY    0.7%
           ITT Industries, Inc.                                                      30,000            3,408,000
                                                                                               ------------------

           INTERNET RETAIL    0.5%
           eBay, Inc. (a)                                                            60,000            2,472,000
                                                                                               ------------------

           INTERNET SOFTWARE & SERVICES    1.9%
           Google, Inc., Class A (a)                                                 20,000            6,329,200
           Yahoo!, Inc. (a)                                                          85,000            2,876,400
                                                                                               ------------------
                                                                                                       9,205,600
                                                                                               ------------------

           INVESTMENT BANKING & BROKERAGE    2.5%
           Bear Stearns Co., Inc.                                                    35,000            3,841,250
           Charles Schwab Corp.                                                     155,000            2,236,650
           Goldman Sachs Group, Inc.                                                 20,000            2,431,600
           Lehman Brothers Holdings, Inc.                                            30,000            3,494,400
                                                                                               ------------------
                                                                                                      12,003,900
                                                                                               ------------------

           IT CONSULTING & OTHER SERVICES    0.6%
           Cognizant Technology Solutions Corp., Class A (a)                         65,000            3,028,350
                                                                                               ------------------

           LIFE & HEALTH INSURANCE    0.9%
           Prudential Financial, Inc.                                                60,000            4,053,600
                                                                                               ------------------

           MANAGED HEALTH CARE    4.3%
           Aetna, Inc.                                                               45,000            3,876,300
           Humana, Inc. (a)                                                          65,000            3,112,200
           Pacificare Health Systems, Inc. (a)                                       35,000            2,792,300
           UnitedHealth Group, Inc.                                                 119,000            6,687,800
           WellPoint, Inc. (a)                                                       50,000            3,791,000
                                                                                               ------------------
                                                                                                      20,259,600
                                                                                               ------------------

           MOVIES & ENTERTAINMENT    0.6%
           News Corp., Ltd.                                                         175,000            2,887,500
                                                                                               ------------------

           OIL & GAS DRILLING    3.2%
           Diamond Offshore Drilling, Inc.                                           65,000            3,981,250
           GlobalSantaFe Corp.                                                       50,000            2,281,000
           Helmerich & Payne, Inc.                                                   25,000            1,509,750
           Noble Corp.                                                               65,000            4,449,900
           Patterson - UTI Energy, Inc.                                              85,000            3,066,800
                                                                                               ------------------
                                                                                                      15,288,700
                                                                                               ------------------

           OIL & GAS EQUIPMENT & SERVICES    1.1%
           Grant Prideco, Inc. (a)                                                   40,000            1,626,000
           National-Oilwell Varco, Inc. (a)                                          55,000            3,619,000
                                                                                               ------------------
                                                                                                       5,245,000
                                                                                               ------------------

           OIL & GAS EXPLORATION & PRODUCTION    5.3%
           Burlington Resources, Inc.                                                80,000            6,505,600
           Chesapeake Energy Corp.                                                   65,000            2,486,250
           Devon Energy Corp.                                                        55,000            3,775,200
           EOG Resources, Inc.                                                       65,000            4,868,500
           Noble Energy, Inc.                                                        50,000            2,345,000
           Quicksilver Resources, Inc. (a)                                           52,500            2,508,975
           Ultra Petroleum Corp. (a)                                                 45,000            2,559,600
                                                                                               ------------------
                                                                                                      25,049,125
                                                                                               ------------------

           OIL & GAS REFINING & MARKETING    1.2%
           Sunoco, Inc.                                                              35,000            2,737,000
           Valero Energy Corp.                                                       25,000            2,826,500
                                                                                               ------------------
                                                                                                       5,563,500
                                                                                               ------------------

           PACKAGED FOODS & MEATS    1.0%
           Hershey Foods Corp.                                                       50,000            2,815,500
           Kellogg Co.                                                               45,000            2,075,850
                                                                                               ------------------
                                                                                                       4,891,350
                                                                                               ------------------

           PERSONAL PRODUCTS    0.8%
           Gillette Co.                                                              65,000            3,783,000
                                                                                               ------------------

           PHARMACEUTICALS    6.0%
           Allergan, Inc.                                                            35,000            3,206,700
           AstraZeneca PLC- ADR (United Kingdom)                                     45,000            2,119,500
           Johnson & Johnson                                                         60,000            3,796,800
           Kos Pharmaceuticals, Inc. (a)                                             25,000            1,673,250
           Novartis AG - ADR (Switzerland)                                           70,000            3,570,000
           Roche Holdings, Inc. - ADR (Switzerland)                                  75,000            5,229,787
           Schering-Plough Corp.                                                     65,000            1,368,250
           Teva Pharmaceutical Industries, Ltd. - ADR (Israel)                       95,000            3,174,900
           Wyeth, Inc.                                                               95,000            4,395,650
                                                                                               ------------------
                                                                                                      28,534,837
                                                                                               ------------------

           PROPERTY & CASUALTY INSURANCE    0.3%
           ACE, Ltd. (Bermuda)                                                       30,000            1,412,100
                                                                                               ------------------

           PUBLISHING    1.2%
           Getty Images, Inc. (a)                                                    40,000            3,441,600
           McGraw-Hill Co., Inc.                                                     45,000            2,161,800
                                                                                               ------------------
                                                                                                       5,603,400
                                                                                               ------------------

           RAILROADS    1.1%
           Burlington Northern Santa Fe Corp.                                        85,000            5,083,000
                                                                                               ------------------

           SEMICONDUCTOR EQUIPMENT    1.1%
           Applied Materials, Inc.                                                  175,000            2,968,000

           Lam Research Corp. (a)                                                    75,000            2,285,250
                                                                                               ------------------
                                                                                                       5,253,250
                                                                                               ------------------

           SEMICONDUCTORS    7.4%
           Advanced Micro Devices, Inc. (a)                                         110,000            2,772,000
           Altera Corp. (a)                                                          85,000            1,624,350
           Broadcom Corp., Class A (a)                                              110,000            5,160,100
           Intel Corp.                                                              175,000            4,313,750
           Intersil Corp., Class A                                                   90,000            1,960,200
           Marvell Technology Group Ltd. (Bermuda) (a)                              150,000            6,916,500
           National Semiconductor Corp.                                             130,000            3,419,000
           NVIDIA Corp. (a)                                                          40,000            1,371,200
           Texas Instruments, Inc.                                                  220,000            7,458,000
                                                                                               ------------------
                                                                                                      34,995,100
                                                                                               ------------------

           SOFT DRINKS    0.5%
           PepsiCo, Inc.                                                             45,000            2,551,950
                                                                                               ------------------

           SPECIALIZED FINANCE    0.7%
           Chicago Mercantile Exchange                                               10,000            3,373,000
                                                                                               ------------------

           SPECIALTY STORES    1.4%
           Michaels Stores, Inc.                                                     50,000            1,653,000
           Office Depot, Inc. (a)                                                    85,000            2,524,500
           Tiffany & Co.                                                             65,000            2,585,050
                                                                                               ------------------
                                                                                                       6,762,550
                                                                                               ------------------

           SYSTEMS SOFTWARE    2.0%
           Adobe Systems, Inc. (a)                                                   85,000            2,537,250
           McAfee, Inc. (a)                                                          80,000            2,513,600
           Microsoft Corp.                                                          175,000            4,502,750
                                                                                               ------------------
                                                                                                       9,553,600
                                                                                               ------------------

           THRIFTS & MORTGAGE FINANCE    0.0%
           Countrywide Financial Corp.                                                    1                   33
                                                                                               ------------------

           WIRELESS TELECOMMUNICATION SERVICES    1.1%
           American Tower Corp., Class A (a)                                        130,000            3,243,500
           Nextel Partners, Inc., Class A (a)                                        85,000            2,133,500
                                                                                               ------------------
                                                                                                       5,377,000
                                                                                               ------------------

           TOTAL LONG-TERM INVESTMENTS    96.7%
              (Cost $370,027,481)                                                                    457,647,470

           REPURCHASE AGREEMENT    3.5%
           State Street Bank & Trust Co. ($16,726,000 par collateralized by U.S. Government obligations in a pooled cash account, interest
           rate of 3.65%, dated 09/30/0516,726,000ld on 10/03/05 at $16,731,087)                      16,726,000
                                                                                               ------------------
              (Cost $16,726,000)

           TOTAL INVESTMENTS    100.2%
              (Cost $386,753,481)                                                                    474,373,470

           LIABILITIES IN EXCESS OF OTHER ASSETS    (0.2%)                                              (990,907)
                                                                                               ------------------

           NET ASSETS    100.0%                                                                     $473,382,563
                                                                                               ------------------

           Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR    -   American Depositary Receipt

                   VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

                   PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)



                                                                                      NUMBER OF
                   DESCRIPTION                                                         SHARES                          VALUE
                   COMMON STOCKS    98.7%
                   AEROSPACE & DEFENSE    3.0%
                   Precision Castparts Corp.                                          19,700                     $  1,046,070
                   United Technologies Corp.                                          56,100                        2,908,224
                                                                                                                 ------------
                                                                                                                    3,954,294
                                                                                                                 ------------

                   AIR FREIGHT & LOGISTICS    0.5%
                   FedEx Corp.                                                         7,700                          670,901
                                                                                                                 ------------

                   APPAREL, ACCESSORIES & LUXURY GOODS    0.5%
                   Coach, Inc. (a)                                                    21,100                          661,696
                                                                                                                 ------------

                   APPAREL RETAIL    3.2%
                   Abercrombie & Fitch Co., Class A                                   31,500                        1,570,275
                   American Eagle Outfitters, Inc.                                    73,400                        1,727,102
                   bebe stores, inc.                                                  25,600                          448,000
                   Chico's FAS, Inc. (a)                                               3,500                          128,800
                   Pacific Sunwear of California, Inc. (a)                            17,300                          370,912
                                                                                                                 ------------
                                                                                                                    4,245,089
                                                                                                                 ------------

                   APPLICATION SOFTWARE    2.3%
                   Autodesk, Inc.                                                     16,300                          756,972
                   Cadence Design Systems, Inc. (a)                                   33,200                          536,512
                   Fair Isaac Corp.                                                   12,700                          568,960
                   SAP AG - ADR (Germany)                                             26,800                        1,161,244
                                                                                                                 ------------
                                                                                                                    3,023,688
                                                                                                                 ------------

                   AUTOMOTIVE RETAIL    0.3%
                   O'Reilly Automotive, Inc. (a)                                      13,800                          388,884
                                                                                                                 ------------

                   BIOTECHNOLOGY    6.6%
                   Amgen, Inc. (a)                                                    47,700                        3,800,259
                   Celgene Corp. (a)                                                  43,500                        2,362,920
                   Gilead Sciences, Inc. (a)                                          45,500                        2,218,580
                   MedImmune, Inc. (a)                                                13,200                          444,180
                                                                                                                 ------------
                                                                                                                    8,825,939
                                                                                                                 ------------

                   CASINOS & GAMING    0.9%
                   Harrah's Entertainment, Inc.                                       10,700                          697,533
                   Penn National Gaming, Inc. (a)                                     17,700                          550,647
                                                                                                                 ------------
                                                                                                                    1,248,180
                                                                                                                 ------------

                   COMMUNICATIONS EQUIPMENT    5.8%



                   ADTRAN, Inc.                                                       43,100                        1,357,650
                   Cisco Systems, Inc. (a)                                            33,700                          604,241
                   Comverse Technology, Inc. (a)                                      23,900                          627,853
                   Corning, Inc. (a)                                                 105,900                        2,047,047
                   Harris Corp.                                                       10,600                          443,080
                   Motorola, Inc.                                                     71,900                        1,588,271
                   QUALCOMM, Inc.                                                     12,200                          545,950
                   Scientific-Atlanta, Inc.                                           13,900                          521,389
                                                                                                                 ------------
                                                                                                                    7,735,481
                                                                                                                 ------------

                   COMPUTER HARDWARE    3.7%
                   Apple Computer, Inc. (a)                                           24,700                        1,324,167
                   Dell, Inc. (a)                                                    104,700                        3,580,740
                                                                                                                 ------------
                                                                                                                    4,904,907
                                                                                                                 ------------

                   COMPUTER STORAGE & PERIPHERALS    1.7%
                   EMC Corp. (a)                                                     108,300                        1,401,402
                   SanDisk Corp. (a)                                                  18,700                          902,275
                                                                                                                 ------------
                                                                                                                    2,303,677
                                                                                                                 ------------

                   CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS    1.7%
                   Caterpillar, Inc.                                                  13,700                          804,875
                   Cummins, Inc.                                                       5,300                          466,347
                   Deere & Co.                                                         9,200                          563,040
                   Oshkosh Truck Corp.                                                10,100                          435,916
                                                                                                                 ------------
                                                                                                                    2,270,178
                                                                                                                 ------------

                   CONSUMER FINANCE    2.3%
                   American Express Co.                                               35,750                        2,053,480
                   Capital One Financial Corp.                                        12,500                          994,000
                                                                                                                 ------------
                                                                                                                    3,047,480
                                                                                                                 ------------

                   DATA PROCESSING & OUTSOURCING SERVICES    1.7%
                   Automatic Data Processing, Inc.                                    25,900                        1,114,736
                   First Data Corp.                                                   13,400                          536,000
                   Fiserv, Inc. (a)                                                   14,600                          669,702
                                                                                                                 ------------
                                                                                                                    2,320,438
                                                                                                                 ------------

                   DEPARTMENT STORES    0.7%
                   Nordstrom, Inc.                                                    28,600                          981,552
                                                                                                                 ------------

                   DISTILLERS & VINTNERS    1.2%
                   Brown-Forman Corp., Class B                                        23,100                        1,375,374
                   Constellation Brands, Inc., Class A (a)                             8,500                          221,000
                                                                                                                 ------------
                                                                                                                    1,596,374
                                                                                                                 ------------

                   DIVERSIFIED BANKS    1.0%
                   Bank of America Corp.                                              33,200                        1,397,720
                                                                                                                 ------------

                   DIVERSIFIED CHEMICALS    0.3%
                   Dow Chemical Co.                                                    8,800                          366,696
                                                                                                                 ------------

                   DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES     0.4%
                   Brink's Co.                                                        14,300                          587,158
                                                                                                                 ------------

                   DIVERSIFIED METALS & MINING    0.4%
                   Freeport-McMoRan Copper & Gold, Inc., Class B                      10,500                          510,195
                                                                                                                 ------------

                   DRUG RETAIL    2.0%
                   CVS Corp.                                                          92,100                        2,671,821
                                                                                                                 ------------

                   EDUCATION SERVICES    0.5%
                   Career Education Corp. (a)                                         18,300                          650,748
                                                                                                                 ------------

                   ELECTRICAL COMPONENTS & EQUIPMENT    1.3%
                   AMETEK, Inc.                                                       21,100                          906,667
                   Rockwell Automation, Inc.                                          15,300                          809,370
                                                                                                                 ------------
                                                                                                                    1,716,037
                                                                                                                 ------------

                   ELECTRONIC EQUIPMENT MANUFACTURERS    0.4%
                   Mettler-Toledo International, Inc. (a)                             10,600                          540,388
                                                                                                                 ------------

                   FOOD RETAIL    0.2%
                   7-Eleven, Inc. (a)                                                  7,000                          249,270
                                                                                                                 ------------

                   FOOTWEAR    0.4%
                   Reebok International, Ltd.                                          9,800                          554,386
                                                                                                                 ------------

                   GENERAL MERCHANDISE STORES    1.4%
                   Target Corp.                                                       36,400                        1,890,252
                                                                                                                 ------------

                   HEALTH CARE EQUIPMENT    0.9%
                   St. Jude Medical, Inc. (a)                                         25,000                        1,170,000
                                                                                                                 ------------

                   HEALTH CARE SERVICES    2.6%
                   Caremark Rx, Inc. (a)                                              19,000                          948,670
                   Express Scripts, Inc. (a)                                           8,700                          541,140
                   Laboratory Corp. of America Holdings (a)                           12,000                          584,520
                   Medco Health Solutions, Inc. (a)                                   14,300                          784,069
                   Quest Diagnostics, Inc.                                            11,400                          576,156
                                                                                                                 ------------
                                                                                                                    3,434,555
                                                                                                                 ------------

                   HOME ENTERTAINMENT SOFTWARE    0.4%
                   Activision, Inc. (a)                                               26,000                          531,700
                                                                                                                 ------------

                   HOME IMPROVEMENT RETAIL    0.4%
                   Home Depot, Inc.                                                   14,500                          553,030
                                                                                                                 ------------

                   HOTELS, RESORTS & CRUISE LINES    1.8%
                   Marriott International, Inc., Class A                              19,100                        1,203,300
                   Starwood Hotels & Resorts Worldwide, Inc.                          21,800                        1,246,306
                                                                                                                 ------------
                                                                                                                    2,449,606
                                                                                                                 ------------

                   HOUSEHOLD APPLIANCES    0.4%




                   Black & Decker Corp.                                                6,700                          550,003
                                                                                                                 ------------

                   HOUSEHOLD PRODUCTS    2.9%
                   Church & Dwight Co., Inc.                                          10,400                          384,176
                   Procter & Gamble Co.                                               59,600                        3,543,816
                                                                                                                 ------------
                                                                                                                    3,927,992
                                                                                                                 ------------

                   HOUSEWARES & SPECIALTIES    0.5%
                   Fortune Brands, Inc.                                                8,700                          707,571
                                                                                                                 ------------

                   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS   0.6%
                   TXU Corp.                                                           7,600                          857,888
                                                                                                                 ------------

                   INDUSTRIAL CONGLOMERATES    4.1%
                   General Electric Co.                                              119,000                        4,006,730
                   Tyco International, Ltd. (Bermuda)                                 50,800                        1,414,780
                                                                                                                 ------------
                                                                                                                    5,421,510
                                                                                                                 ------------

                   INDUSTRIAL MACHINERY    1.8%
                   Danaher Corp.                                                      22,200                        1,195,026
                   Ingersoll-Rand Co. Ltd., Class A (Bermuda)                         14,000                          535,220
                   ITT Industries, Inc.                                                5,400                          613,440
                                                                                                                 ------------
                                                                                                                    2,343,686
                                                                                                                 ------------

                   INTEGRATED OIL & GAS    1.1%
                   ConocoPhillips                                                      7,600                          531,316
                   Exxon Mobil Corp.                                                   6,600                          419,364
                   Total SA - ADR (France)                                             3,400                          461,788
                                                                                                                 ------------
                                                                                                                    1,412,468
                                                                                                                 ------------

                   INTERNET RETAIL    0.6%
                   eBay, Inc. (a)                                                     18,200                          749,840
                                                                                                                 ------------

                   INTERNET SOFTWARE & SERVICES    1.9%
                   Google, Inc., Class A (a)                                           1,300                          411,398
                   Yahoo!, Inc. (a)                                                   61,400                        2,077,776
                                                                                                                 ------------
                                                                                                                    2,489,174
                                                                                                                 ------------

                   INVESTMENT BANKING & BROKERAGE    1.4%
                   Merrill Lynch & Co., Inc.                                          30,100                        1,846,635
                                                                                                                 ------------

                   IT CONSULTING & OTHER SERVICES    0.5%
                   Cognizant Technology Solutions Corp., Class A (a)                  13,400                          624,306
                                                                                                                 ------------

                   LEISURE PRODUCTS    0.3%
                   Brunswick Corp.                                                    11,500                          433,895
                                                                                                                 ------------

                   MANAGED HEALTH CARE    7.4%
                   Aetna, Inc.                                                        21,500                        1,852,010
                   Coventry Health Care, Inc. (a)                                     21,300                        1,832,226
                   PacifiCare Health Systems, Inc. (a)                                18,300                        1,459,974
                   UnitedHealth Group, Inc.                                           62,400                        3,506,880


                   WellPoint, Inc. (a)                                                16,900                        1,281,358
                                                                                                                 ------------
                                                                                                                    9,932,448
                                                                                                                 ------------

                   MOVIES & ENTERTAINMENT    1.0%
                   News Corp., Class A                                                61,600                          960,344
                   Walt Disney Co.                                                    13,400                          323,342
                                                                                                                 ------------
                                                                                                                    1,283,686
                                                                                                                 ------------

                   MULTI-LINE INSURANCE    0.4%
                   Unitrin, Inc.                                                      11,500                          545,790
                                                                                                                 ------------

                   OFFICE SERVICES & SUPPLIES    0.0%
                   Acco Brands Corp. (a)                                               2,068                           58,359
                                                                                                                 ------------

                   OIL & GAS DRILLING    0.5%
                   Patterson - UTI Energy, Inc.                                       17,700                          638,616
                                                                                                                 ------------

                   OIL & GAS EQUIPMENT & SERVICES    0.6%
                   Baker Hughes, Inc.                                                 14,300                          853,424
                                                                                                                 ------------

                   OIL & GAS EXPLORATION & PRODUCTION    0.8%
                   Chesapeake Energy Corp.                                            15,900                          608,175
                   Newfield Exploration Co. (a)                                        9,700                          476,270
                                                                                                                 ------------
                                                                                                                    1,084,445
                                                                                                                 ------------

                   OIL & GAS REFINING & MARKETING    0.3%
                   Sunoco, Inc.                                                        5,500                          430,100
                                                                                                                 ------------

                   PACKAGED FOODS & MEATS    1.2%
                   Hershey Co.                                                        17,200                          968,532
                   Wm. Wrigley Jr. Co.                                                 9,500                          682,860
                                                                                                                 ------------
                                                                                                                    1,651,392
                                                                                                                 ------------

                   PERSONAL PRODUCTS    0.9%
                   Avon Products, Inc.                                                 5,700                          153,900
                   Gillette Co.                                                       16,900                          983,580
                                                                                                                 ------------
                                                                                                                    1,137,480
                                                                                                                 ------------

                   PHARMACEUTICALS    5.5%
                   Allergan, Inc.                                                      9,100                          833,742
                   Forest Laboratories, Inc. (a)                                      15,300                          596,241
                   Johnson & Johnson (b)                                              66,800                        4,227,104
                   Wyeth                                                              36,400                        1,684,228
                                                                                                                 ------------
                                                                                                                    7,341,315
                                                                                                                 ------------

                   RESTAURANTS    0.5%
                   Yum! Brands, Inc.                                                  13,300                          643,853
                                                                                                                 ------------

                   SEMICONDUCTOR EQUIPMENT    0.8%
                   Applied Materials, Inc.                                            62,900                        1,066,784
                                                                                                                 ------------

                   SEMICONDUCTORS    4.8%


                   Broadcom Corp., Class A (a)                                        15,400                          722,414
                   Intel Corp.                                                       120,400                        2,967,860
                   NVIDIA Corp. (a)                                                   32,200                        1,103,816
                   Texas Instruments, Inc.                                            49,400                        1,674,660
                                                                                                                 ------------
                                                                                                                    6,468,750
                                                                                                                 ------------

                   SOFT DRINKS    1.8%
                   Pepsi Bottling Group, Inc.                                         15,300                          436,815
                   PepsiCo, Inc.                                                      34,800                        1,973,508
                                                                                                                 ------------
                                                                                                                    2,410,323
                                                                                                                 ------------

                   SPECIALTY STORES    0.4%
                   Claire's Stores, Inc.                                              20,200                          487,426
                                                                                                                 ------------

                   STEEL    0.6%
                   Allegheny Technologies, Inc.                                       27,900                          864,342
                                                                                                                 ------------

                   SYSTEMS SOFTWARE    4.0%
                   Adobe Systems, Inc. (a)                                            51,900                        1,549,215
                   McAfee, Inc. (a)                                                   21,300                          669,246
                   Microsoft Corp.                                                   123,700                        3,182,801
                                                                                                                 ------------
                                                                                                                    5,401,262
                                                                                                                 ------------

                   TECHNOLOGY DISTRIBUTORS    0.4%
                   Avnet, Inc. (a)                                                    21,300                          520,785
                                                                                                                 ------------

                   THRIFTS & MORTGAGE FINANCE    0.2%
                   IndyMac Bancorp, Inc.                                               8,000                          316,640
                                                                                                                 ------------

                   TOTAL LONG-TERM INVESTMENTS    98.7%
                      (Cost $114,305,100)                                                                         131,954,508

                   REPURCHASE AGREEMENT    1.5%
                   State Street Bank & Trust Co. ($2,033,000 par collateralized by U.S. Government obligations in a pooled cash account,
                   interest rate of 3.65%, dated 9/30/05, to be sold on
                   10/03/05 at $2,033,618)

                                                                                                                    2,033,000
                                                                                                                 ------------
                      (Cost $2,033,000)

                   TOTAL INVESTMENTS    100.2%
                      (Cost $116,338,100)                                                                         133,987,508

                   LIABILITIES IN EXCESS OF OTHER ASSETS    (0.2%)                                                  (215,178)
                                                                                                                 ------------

                   NET ASSETS    100.0%                                                                          $133,772,330
                                                                                                                 ============
                   Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR              - American Depositary Receipt



     Futures contracts outstanding as of September 30, 2005:

                                                                                                        UNREALIZED
                                                                                                       APPRECIATION/
LONG CONTRACTS:                                                                    CONTRACTS           (DEPRECIATION)
                                                                                ----------------    -------------------
     S & P 500 Index Futures, December 2005 (Current Notional
Value of $308,575 per contract)
                                                                                       1                 ($3,067)

     S & P Mini 500 Index Futures, December 2005 (Current Notional
Value of $61,715 per contract)
                                                                                      25                   7,683

                                                                                ----------------    -------------------
                                                                                      26                  $4,616
                                                                                ================    ===================


VAN KAMPEN LIFE INVESTMENT TRUST GROWTH & INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES               VALUE
COMMON STOCKS    94.2%
AEROSPACE & DEFENSE    2.0%
Northrop Grumman Corp.                                         286,030          $ 15,545,730
Raytheon Co.                                                   374,160            14,225,563
                                                                                ------------
                                                                                  29,771,293
                                                                                ------------
ASSET MANAGEMENT & CUSTODY BANKS    0.9%
State Street Corp.                                             272,870            13,348,800
                                                                                ------------
AUTOMOBILE MANUFACTURERS    1.0%
Honda Motor Co., Ltd. - ADR (Japan)                            522,170            14,829,628
                                                                                ------------
BIOTECHNOLOGY    1.5%
Applera Corp.                                                  225,440             5,239,226
Chiron Corp. (a)                                               377,750            16,477,455
                                                                                ------------
                                                                                  21,716,681
                                                                                ------------
BROADCASTING & CABLE TV    2.0%
Clear Channel Communications, Inc.                             885,110            29,111,268
                                                                                ------------
COMMUNICATIONS EQUIPMENT    1.5%
Motorola, Inc.                                                 988,760            21,841,708
                                                                                ------------
COMPUTER HARDWARE    1.6%
Hewlett-Packard Co.                                            780,160            22,780,672
                                                                                ------------
CONSUMER FINANCE    0.3%
MBNA Corp.                                                     174,370             4,296,477
                                                                                ------------
DEPARTMENT STORES    0.9%
Kohl's Corp. (a)                                               253,400            12,715,612
                                                                                ------------
DISTILLERS & VINTNERS    0.7%
Diageo PLC - ADR (United Kingdom)                              185,200            10,743,452
                                                                                ------------
DIVERSIFIED BANKS    1.3%
Bank of America Corp.                                          458,040            19,283,484
                                                                                ------------



DIVERSIFIED CHEMICALS    3.5%
Bayer AG - ADR (Germany)                                     1,021,530            37,592,304
Dow Chemical Co.                                               312,610            13,026,459
                                                                                ------------
                                                                                  50,618,763
                                                                                ------------
ELECTRIC UTILITIES    3.9%
American Electric Power Co., Inc.                              400,360            15,894,292
Entergy Corp.                                                  216,730            16,107,374
Exelon Corp.                                                   150,293             8,031,658
FirstEnergy Corp.                                              335,090            17,464,891
                                                                                ------------
                                                                                  57,498,215
                                                                                ------------
GENERAL MERCHANDISE STORES    0.4%
Target Corp.                                                   117,820             6,118,393
                                                                                ------------
GOLD    1.5%
Newmont Mining Corp.                                           450,260            21,238,764
                                                                                ------------
HEALTH CARE EQUIPMENT    0.2%
Boston Scientific Corp. (a)                                    117,950             2,756,491
                                                                                ------------
HEALTH CARE SUPPLIES    1.1%
Bausch & Lomb, Inc.                                            203,610            16,427,255
                                                                                ------------
HOUSEHOLD PRODUCTS    0.5%
Procter & Gamble Co.                                           130,600             7,765,476
                                                                                ------------
HYPERMARKETS & SUPER CENTERS    1.4%
Wal-Mart Stores, Inc.                                          464,120            20,337,738
                                                                                ------------
INDUSTRIAL CONGLOMERATES    3.6%
General Electric Co.                                           947,910            31,916,130
Siemens AG - ADR (Germany)                                     274,100            21,196,153
                                                                                ------------
                                                                                  53,112,283
                                                                                ------------
INDUSTRIAL MACHINERY    0.9%
Ingersoll-Rand Co. Ltd., Class A (Bermuda)                     299,500            11,449,885
Parker Hannifin Corp.                                           26,220             1,686,208
                                                                                ------------
                                                                                  13,136,093
                                                                                ------------
INSURANCE BROKERS    0.3%
Marsh & McLennan Cos., Inc.                                    151,100             4,591,929
                                                                                ------------
INTEGRATED OIL & GAS    6.4%
BP PLC - ADR (United Kingdom)                                  354,470            25,114,199
ConocoPhillips                                                 399,200            27,908,072
Exxon Mobil Corp.                                              259,410            16,482,911
Royal Dutch Shell PLC - ADR (United Kingdom)                   367,130            24,098,413
                                                                                ------------
                                                                                  93,603,595
                                                                                ------------


INTEGRATED TELECOMMUNICATION SERVICES    4.2%
France Telecom - ADR (France)                                  464,170            13,344,887
Sprint Corp.                                                 1,089,654            25,911,972
Verizon Communications, Inc.                                   696,986            22,784,472
                                                                                ------------
                                                                                  62,041,331
                                                                                ------------
INVESTMENT BANKING & BROKERAGE    6.0%
Charles Schwab Corp.                                         1,401,490            20,223,501
Goldman Sachs Group, Inc.                                       74,080             9,006,646
Lehman Brothers Holdings, Inc.                                 205,190            23,900,531
Merrill Lynch & Co., Inc.                                      551,140            33,812,439
                                                                                ------------
                                                                                  86,943,117
                                                                                ------------
LIFE & HEALTH INSURANCE    1.3%
Aegon NV (Netherlands)                                         372,050             5,543,545
Prudential Financial, Inc.                                     202,470            13,678,873
                                                                                ------------
                                                                                  19,222,418
                                                                                ------------
MANAGED HEALTH CARE    1.7%
Cigna Corp.                                                    210,700            24,833,102
                                                                                ------------
MOVIES & ENTERTAINMENT    4.9%
Time Warner, Inc.                                            1,917,480            34,725,563
Viacom, Inc., Class B                                          489,780            16,167,638
Walt Disney Co.                                                853,130            20,586,027
                                                                                ------------
                                                                                  71,479,228
                                                                                ------------
MULTI-LINE INSURANCE    0.8%
Hartford Financial Services Group, Inc.                        155,200            11,976,784
                                                                                ------------
OIL & GAS EQUIPMENT & SERVICES    1.9%
Schlumberger, Ltd. (Netherlands Antilles)                      326,820            27,577,072
                                                                                ------------
OIL & GAS REFINING & MARKETING    1.4%
Valero Energy Corp.                                            182,750            20,661,715
                                                                                ------------

OTHER DIVERSIFIED FINANCIAL SERVICES    4.8%
Citigroup, Inc.                                                739,940            33,682,069
J.P. Morgan Chase & Co.                                      1,085,147            36,819,038
                                                                                ------------
                                                                                  70,501,107
                                                                                ------------
PACKAGED FOODS & MEATS    3.5%
Cadbury Schweppes PLC - ADR (United Kingdom)                   358,790            14,613,517
Kraft Foods, Inc., Class A                                      57,030             1,744,548
Unilever NV (Netherlands)                                      491,390            35,109,815
                                                                                ------------
                                                                                  51,467,880
                                                                                ------------
PHARMACEUTICALS    12.4%
Bristol-Myers Squibb Co.                                     1,557,970            37,484,758


Eli Lilly & Co.                                                414,930            22,207,054
GlaxoSmithKline PLC - ADR (United Kingdom)                     260,290            13,347,671
Roche Holdings AG - ADR (Switzerland)                          490,310            34,189,561
Sanofi Aventis - ADR (France)                                  441,490            18,297,156
Schering-Plough Corp.                                        1,576,110            33,177,116
Wyeth                                                          490,690            22,704,226
                                                                              --------------
                                                                                 181,407,542
                                                                              --------------
PROPERTY & CASUALTY    3.3%
Chubb Corp.                                                    259,980            23,281,209
Saint Paul Travelers Cos., Inc.                                564,280            25,319,244
                                                                              --------------
                                                                                  48,600,453
                                                                              --------------
RAILROADS    0.1%
Norfolk Southern Corp.                                          48,530             1,968,377
                                                                              --------------
REGIONAL BANKS    1.0%
PNC Financial Services Group, Inc.                             241,130            13,990,363
                                                                              --------------
RESTAURANTS    0.6%
McDonald's Corp.                                               258,700             8,663,863
                                                                              --------------
SEMICONDUCTORS    2.4%
Intel Corp.                                                    770,840            19,001,206
Micron Technology, Inc. (a)                                  1,207,570            16,060,681
                                                                              --------------
                                                                                  35,061,887
                                                                              --------------
SOFT DRINKS    1.6%
Coca-Cola Co.                                                  529,790            22,881,630
                                                                              --------------
SPECIALTY CHEMICALS    0.2%
Lanxess, AG (Germany) (Euro) (a)                                99,435             2,963,746
                                                                              --------------
SPECIALTY STORES    0.2%
Office Depot, Inc. (a)                                          97,840             2,905,848
                                                                              --------------
SYSTEMS SOFTWARE    1.6%
Symantec Corp. (a)                                           1,041,050            23,590,193
                                                                              --------------
THRIFTS & MORTGAGE FINANCE    1.5%
Freddie Mac                                                    396,660            22,395,424
                                                                              --------------
TOBACCO    1.4%
Altria Group, Inc.                                             279,990            20,638,063
                                                                              --------------
TOTAL LONG-TERM INVESTMENTS    94.2%
   (Cost $1,171,062,793)                                                       1,379,415,213

REPURCHASE AGREEMENT    5.5%

            State Street Bank & Trust Co. ($80,233,000 par collateralized by
            U.S. Government obligations in a pooled cash account, interest rate of 3.65%, dated 09/30/05, to be sold on 10/03/05 at
            $80,257,404)                                                                              80,233,000
                                                                                                ----------------
              (Cost $80,233,000)

            TOTAL INVESTMENTS    99.7%
              (Cost $1,251,295,793)                                                                1,459,648,213

            OTHER ASSETS IN EXCESS OF LIABILITIES    0.3%                                              4,962,427
                                                                                                ----------------

            NET ASSETS    100.0%                                                                $  1,464,610,640
                                                                                                ================
            Percentages are calculated as a percentage of net assets.
(a)         Non-income producing security as this stock currently does not declare dividends.
ADR      -  American Depositary Receipt
Euro     -  Eurodollar

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)



PAR
AMOUNT
(000)         DESCRIPTION                                                  COUPON            MATURITY                      VALUE
              COLLATERALIZED MORTGAGE OBLIGATIONS    4.3%
  $   586     Federal Home Loan Mortgage Corp.                              5.000%            08/15/12              $       586,197
    1,121     Federal Home Loan Mortgage Corp. REMIC (Floating Rate)        3.759             09/25/35                    1,120,966
    1,135     Federal Home Loan Mortgage Corp. (Floating Rate)              4.368             03/15/34                    1,151,600
      743     Federal Home Loan Mortgage Corp. (Interest Only)              5.000             12/15/16                       78,579
      845     Federal Home Loan Mortgage Corp. (Interest Only)              6.000       05/15/30 to 05/01/31                117,370
      388     Federal Home Loan Mortgage Corp. (Interest Only)              6.500             04/01/28                       73,525
      123     Federal Home Loan Mortgage Corp. (Interest Only)              8.000             06/01/31                       22,943
    1,232     Federal Home Loan Mortgage Corp. (Interest Only) REMIC
              (Floating Rate)                                               3.187             06/17/27                       66,694
      750     Federal National Mortgage Association                         6.022             11/25/10                      792,150
      433     Federal National Mortgage Association REMIC                   7.000             04/25/33                       88,433
    1,083     Federal National Mortgage Association (Floating Rate)         4.030             05/25/35                    1,082,851
    1,066     Federal National Mortgage Association (Floating Rate)         4.189             12/18/32                    1,073,013
    1,265     Federal National Mortgage Association (Interest Only)         6.000       11/25/32 to 07/25/33                200,138
    2,456     Federal National Mortgage Association (Interest Only)         6.500       06/01/31 to 05/25/33                527,894
       87     Federal National Mortgage Association (Interest Only)         7.000             03/01/32                       18,232
      102     Federal National Mortgage Association (Interest Only)         8.000             05/01/30                       22,537
       95     Federal National Mortgage Association (Interest Only)
              REMIC                                                         6.000             08/25/32                        9,913
      372     Government National Mortgage Association (Interest
              Only) REMIC (Floating Rate)                                   3.628             05/16/32                       19,659
      765     Government National Mortgage Association (Interest
              Only) REMIC (Floating Rate)                                   4.228       04/16/29 to 05/16/32                 48,742
    1,145     Government National Mortgage Association (Interest
              Only) REMIC (Floating Rate)                                   4.628             06/16/27                       54,525
                                                                                                                   ----------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                 7,155,961
                                                                                                                   ----------------

              MORTGAGE BACKED SECURITIES    36.3%
    3,650     Federal Home Loan Mortgage Corp.                              5.500             07/01/20                    3,705,615
      308     Federal Home Loan Mortgage Corp.                              6.000       06/01/29 to 09/01/29                314,043
       56     Federal Home Loan Mortgage Corp.                              6.500             06/01/29                       58,199
    1,984     Federal Home Loan Mortgage Corp.                              7.500       08/01/24 to 09/01/31              2,104,206
        6     Federal Home Loan Mortgage Corp.                              8.000             09/01/24                        6,127
      356     Federal Home Loan Mortgage Corp. (ARM)                        3.630             07/01/34                      348,424
      802     Federal Home Loan Mortgage Corp. (ARM)                        4.182             08/01/34                      801,780
    4,125     Federal Home Loan Mortgage Corp., November                    5.000                TBA                      4,110,818
      400     Federal Home Loan Mortgage Corp., October                     7.000                TBA                        418,000

    1,567     Federal National Mortgage Association REMIC             4.161                 05/28/35                     1,572,234
      604     Federal National Mortgage Association REMIC             4.172                 05/28/35                       605,863
       22     Federal National Mortgage Association                   5.500           07/01/24 to 02/01/29                  21,723
      245     Federal National Mortgage Association                   6.000           01/01/14 to 08/01/14                 252,368
    1,945     Federal National Mortgage Association                   6.500           06/01/09 to 08/01/34               2,003,938
    1,566     Federal National Mortgage Association                   7.000           07/01/10 to 02/01/33               1,639,002
    1,928     Federal National Mortgage Association                   7.500           02/01/23 to 04/01/32               2,041,146
       22     Federal National Mortgage Association                   8.000           06/01/24 to 10/01/24                  23,904
       18     Federal National Mortgage Association                  10.000                 04/01/21                        20,011
       41     Federal National Mortgage Association                  11.000                 11/01/20                        45,802
    1,600     Federal National Mortgage Association (ARM) (a)         1.000                 02/01/34                     1,586,250
      373     Federal National Mortgage Association (ARM)             3.725                 07/01/34                       370,650
    1,094     Federal National Mortgage Association (ARM) (a)         3.977                 07/01/33                     1,098,171
      509     Federal National Mortgage Association (ARM)             4.111                 09/01/34                       506,648
      465     Federal National Mortgage Association (ARM)             4.237                 10/01/34                       468,011
      499     Federal National Mortgage Association (ARM)             4.289                 10/01/34                       494,586
    1,600     Federal National Mortgage Association, October          4.500                   TBA                        1,525,501
    2,775     Federal National Mortgage Association, October          5.500                   TBA                        2,774,134
   10,300     Federal National Mortgage Association, October          6.000                   TBA                       10,566,317
   17,200     Federal National Mortgage Association, October          7.000                   TBA                       18,006,250
    2,850     Federal National Mortgage Association, November         4.500                   TBA                        2,789,438
      107     Government National Mortgage Association                6.500           05/15/23 to 03/15/29                 111,421
      239     Government National Mortgage Association                7.000           04/15/23 to 11/15/27                 251,941
       37     Government National Mortgage Association                7.500           12/15/21 to 06/15/24                  39,584
       42     Government National Mortgage Association                8.000           05/15/17 to 01/15/23                  45,439
       12     Government National Mortgage Association                8.500           05/15/17 to 07/15/17                  12,800
       65     Government National Mortgage Association                9.500           06/15/09 to 10/15/09                  68,782
        3     Government National Mortgage Association               11.000                 09/15/10                         3,394
                                                                                                                    --------------

TOTAL MORTGAGE BACKED SECURITIES                                                                                        60,812,520
                                                                                                                    --------------

              UNITED STATES GOVERNMENT AGENCY OBLIGATIONS    7.9%
    4,400     Federal Home Loan Bank                                  3.000                 04/15/09                     4,192,888
    3,150     Federal Home Loan Mortgage Corp.                        6.625                 09/15/09                     3,391,737
      350     Federal National Mortgage Association                   7.125                 06/15/10                       388,154
    1,985     Financing Corp.                                         9.650                 11/02/18                     2,905,028
      700     Financing Corp.                                         9.800                 04/06/18                     1,025,828
      960     Tennessee Valley Authority, Ser G                       7.125                 05/01/30                     1,262,523
                                                                                                                    --------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS                                                                       13,166,158
                                                                                                                    --------------

              UNITED STATES TREASURY OBLIGATIONS    47.7%
    7,400     United States Treasury Bonds                            5.250                 11/15/28                     8,063,114
      300     United States Treasury Bonds                            6.125                 08/15/29                       365,332
    1,500     United States Treasury Bonds                            7.625                 11/15/22                     2,031,211
    1,650     United States Treasury Bonds                            7.625                 02/15/25                     2,278,355
    1,000     United States Treasury Bonds                            8.000                 11/15/21                     1,384,610
    1,800     United States Treasury Bonds                            8.125                 08/15/19                     2,458,055
    8,520     United States Treasury Bonds                            8.125                 08/15/21                    11,884,735
      800     United States Treasury Bonds                            8.750                 08/15/20                     1,158,094
    1,250     United States Treasury Bonds                            9.250                 02/15/16                     1,748,877
      350     United States Treasury Bonds (b)                       10.375                 11/15/12                       393,613
      700     United States Treasury Bonds                           12.000                 08/15/13                       846,918

    1,900     United States Treasury Bonds (STRIPS) (c)                 *                   02/15/25                        771,252
    1,900     United States Treasury Bonds (STRIPS) (c)                 *                   02/15/27                        705,624
    1,500     United States Treasury Notes                            3.500                 11/15/06                      1,490,099
   13,350     United States Treasury Notes                            3.875                 02/15/13                     13,010,523
    3,205     United States Treasury Notes                            4.250                 08/15/13                      3,194,988
      500     United States Treasury Notes                            4.750                 11/15/08                        508,184
    5,700     United States Treasury Notes                            4.750                 05/15/14                      5,874,118
    6,100     United States Treasury Notes                            5.000                 08/15/11                      6,340,432
   10,000     United States Treasury Notes                            5.875                 11/15/05                     10,029,690
    2,600     United States Treasury Notes                            6.250                 02/15/07                      2,674,243
    6,650     United States Treasury Notes (STRIPS) (c)                 *                   02/15/25                      2,684,100
                                                                                                                  -----------------

TOTAL UNITED STATES TREASURY OBLIGATIONS                                                                                 79,896,167
                                                                                                                  -----------------

TOTAL LONG-TERM INVESTMENTS  96.2%
   (Cost $158,982,521)                                                                                                  161,030,806
                                                                                                                   ----------------

SHORT-TERM INVESTMENTS    28.7%
REPURCHASE AGREEMENT    28.4%

              State Street Bank & Trust Co. ($47,597,000 par collateralized by
              U.S. Government obligations in a pooled cash account, interest rate of 3.65%, dated 09/30/05, to be sold on 10/03/05 at
              $47,611,477)                                                                                               47,597,000

U.S. GOVERNMENT AGENCY OBLIGATIONS    0.3%

              United States Treasury Bills ($550,000 par, yielding 3.364%,
              01/12/06 maturity) (b)                                                                                        544,757
                                                                                                                   ----------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $48,141,757)                                                                                                    48,141,757
                                                                                                                   ----------------

TOTAL INVESTMENTS    124.9%
   (Cost $207,124,278)                                                                                                  209,172,563

LIABILITIES IN EXCESS OF OTHER ASSETS    (24.9%)                                                                        (41,651,589)
                                                                                                                   ----------------

NET ASSETS    100.0%                                                                                                   $167,520,974
                                                                                                                   ================

         Percentages are calculated as a percentage of net assets.

*        Zero Coupon Bond.

(a)      Securities purchased on a when-issued or delayed delivery basis.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c)      Interest only strip.

The obligations of certain U.S. Government sponsored entities are neither issued or guaranteed by the United States Treasury.

ARM    - Adjustable Rate Mortgage

REMIC  - Real Estate Mortgage Investment Conduits

TBA    - To be announced, maturity date has not been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

FUTURE CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2005:

                                                                                                    UNREALIZED
                                                                                                  APPRECIATION/
                                                                         CONTRACTS                 DEPRECIATION
LONG CONTRACTS:
                U.S. Treasury Notes 10-Year Futures December 2005
                (Current Notional Value of $109,922 per contract)                  34            $        (57,687)
                                                                      ---------------           -----------------

SHORT CONTRACTS:
                U.S. Treasury Bonds Futures December 2005
                (Current Notional Value of $114,406 per contract)                  23                      57,488
                U.S. Treasury Notes 2-Year Futures December 2005
                (Current Notional Value of $205,891 per contract)                  88                     101,827
                U.S. Treasury Notes 5-Year Futures December 2005
                (Current Notional Value of $106,859 per contract)                 219                     253,478
                                                                      ---------------           -----------------
                                                                                  330                     412,793
                                                                      ---------------           -----------------
                                                                                  364            $        355,106
                                                                      ===============           =================


VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

 PAR                                                                                 YIELD ON
AMOUNT                                                              MATURITY          DATE OF                     AMORTIZED
(000)       DESCRIPTION                                               DATE           PURCHASE                       COST
            COMMERCIAL PAPER    75.7%
$ 2,000     American Express Credit Corp.                           10/05/05          3.725%                     $ 1,999,173
  1,600     American Express Credit Corp.                           11/15/05          3.725                        1,592,640
  3,765     American Honda Finance Corp.                            10/24/05          3.644                        3,756,292
  4,000     CIT Group, Inc.                                         11/28/05          3.876                        3,975,189
  4,000     DaimlerChrysler Revolving Auto Conduit LLC              10/04/05          3.765                        3,998,747
  3,455     Danske Corp.                                            10/11/05          3.665                        3,451,497
  2,300     DNB Norbank ASA                                         10/12/05          3.641                        2,297,456
  2,500     FCAR Owner Trust Ser I                                  10/26/05          3.763                        2,493,490
  1,245     FCAR Owner Trust Ser I                                  11/02/05          3.674                        1,240,972
  3,000     HBOS Treasury Services plc                              11/30/05          3.838                        2,980,950
  4,000     HSBC Finance Corp.                                      11/07/05          3.663                        3,985,036
  1,400     ING (US) Funding LLC                                    10/27/05          3.677                        1,396,309
  3,900     JPMorgan Chase & Co.                                    10/20/05          3.752                        3,892,302
  3,000     LaSalle Bank Corp.                                      11/14/05          3.614                        2,986,910
  4,000     MetLife Funding, Inc.                                   10/21/05          3.759                        3,991,667
  1,000     New Center Asset Trust                                  10/14/05          3.766                          998,642
  2,395     New Center Asset Trust                                  10/14/05          3.647                        2,391,861
    500     New Center Asset Trust                                  11/21/05          3.824                          497,308
  1,125     Nordea North America, Inc.                              10/28/05          3.677                        1,121,920
  4,000     Rabobank USA Finance Corp.                              10/03/05          3.871                        3,999,140
  3,100     Svenska Handelsbanken, Inc.                             10/13/05          3.550                        3,096,363
  3,900     Toyota Motor Credit Corp.                               11/10/05          3.684                        3,884,183
  1,400     Westpac Capital Corp.                                   12/12/05          3.799                        1,389,500
                                                                                                                 -----------
            TOTAL COMMERCIAL PAPER                                                                                61,417,547
                                                                                                                 -----------
            FLOATING RATE NOTES    11.7%
  4,000     Fifth Third Bancorp                                     08/03/06          3.999                        3,998,802
  3,500     General Electric Capital Corp.                          03/29/06          3.125                        3,500,819
  1,960     Wells Fargo & Co.                                       07/24/06          3.510                        1,959,732
                                                                                                                 -----------
            TOTAL FLOATING RATE NOTES                                                                              9,459,353
                                                                                                                 -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS    8.4%
  3,400     Federal Home Loan Banks                                 11/04/05          3.609                        3,388,472
  3,400     Federal Home Loan Mortgage Corp. (Floating Rate)        10/07/05          2.550                        3,400,005
                                                                                                                 -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                               6,788,477
                                                                                                                 -----------
            CERTIFICATE OF DEPOSIT    3.7%
  3,000     M&I Marshall & Ilsley Bank                              10/17/05          3.540                        3,000,000
                                                                                                                 -----------

            TOTAL INVESTMENTS    99.5% (a)                                                                        80,665,377

            OTHER ASSETS IN EXCESS OF LIABILITIES    0.5%                                                            400,694
                                                                                                                 -----------

            NET ASSETS    100.0%                                                                                 $81,066,071
                                                                                                                 ===========


            Percentages are calculated as a percentage of net assets.

            (a) At September 30, 2005, cost is identical for both book and federal income tax purposes.

            VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

            PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)



                                                                                       NUMBER OF
            DESCRIPTION                                                                 SHARES           VALUE

            COMMON STOCKS    96.1%
            AEROSPACE & DEFENSE    3.0%
            Goodrich Corp.                                                                 5,900      $      261,606
            Lockheed Martin Corp.                                                          4,420             269,797
            Precision Castparts Corp.                                                      8,980             476,838
            Rockwell Collins, Inc.                                                         5,920             286,054
                                                                                                      --------------
                                                                                                           1,294,295
                                                                                                      --------------

            AIR FREIGHT & LOGISTICS    0.7%
            C.H. Robinson Worldwide, Inc.                                                  4,390             281,487
                                                                                                      --------------

            APPAREL, ACCESSORIES & LUXURY GOODS    1.6%
            Coach, Inc. (a)                                                               14,600             457,856
            Polo Ralph Lauren Corp.                                                        4,340             218,302
                                                                                                      --------------
                                                                                                             676,158
                                                                                                      --------------

            APPAREL RETAIL    1.9%
            bebe stores, Inc.                                                             13,325             233,187
            Chico's FAS, Inc. (a)                                                          5,880             216,384
            Urban Outfitters, Inc. (a)                                                    11,840             348,096
                                                                                                      --------------
                                                                                                             797,667
                                                                                                      --------------

            APPLICATION SOFTWARE    2.8%
            Autodesk, Inc. (a)                                                            14,570             676,631
            Fair Isaac Corp.                                                               4,360             195,328
            Salesforce.com, Inc. (a)                                                      14,810             342,407
                                                                                                      --------------
                                                                                                           1,214,366
                                                                                                      --------------

            ASSET MANAGEMENT & CUSTODY BANKS    3.4%
            Affiliated Managers Group, Inc. (a)                                            4,450             322,269
            Franklin Resources, Inc.                                                       5,880             493,685
            Legg Mason, Inc.                                                               5,880             644,977
                                                                                                      --------------
                                                                                                           1,460,931
                                                                                                      --------------

            AUTOMOTIVE RETAIL    0.8%
            Advance Auto Parts, Inc. (a)                                                   8,955             346,379
                                                                                                      --------------

            BIOTECHNOLOGY    4.4%
            Affymetrix, Inc. (a)                                                           4,390             202,950
            Celgene Corp. (a)                                                              4,400             239,008
            Encysive Pharmaceuticals, Inc. (a)                                            15,000             176,700



            Genzyme Corp. (a)                                                              3,040             217,786
            Neurocrine Biosciences, Inc. (a)                                               5,780             284,318
            United Therapeutics Corp. (a)                                                 10,510             733,598
                                                                                                      --------------
                                                                                                           1,854,360
                                                                                                      --------------

            BROADCASTING & CABLE TV    1.0%
            XM Satellite Radio Holdings, Inc., Class A (a)                                11,710             420,506
                                                                                                      --------------

            BUILDING PRODUCTS    0.7%
            USG Corp. (a)                                                                  4,390             301,681
                                                                                                      --------------

            CASINOS & GAMING    2.5%
            Boyd Gaming Corp.                                                              6,000             258,720
            GTECH Holdings Corp.                                                           8,850             283,731
            MGM MIRAGE (a)                                                                 7,320             320,396
            Penn National Gaming, Inc. (a)                                                 5,950             185,104
                                                                                                      --------------
                                                                                                           1,047,951
                                                                                                      --------------

            COMMUNICATIONS EQUIPMENT    3.4%
            ADC Telecommunications, Inc. (a)                                              11,870             271,348
            Comverse Technology, Inc. (a)                                                  8,930             234,591
            Corning, Inc.                                                                 12,040             232,733
            F5 Networks, Inc. (a)                                                          7,530             327,329
            Harris Corp.                                                                   8,820             368,676
                                                                                                      --------------
                                                                                                           1,434,677
                                                                                                      --------------

            COMPUTER & ELECTRONICS RETAIL    0.9%
            Best Buy Co., Inc.                                                             8,855             385,458
                                                                                                      --------------

            COMPUTER HARDWARE    1.5%
            Apple Computer, Inc. (a)                                                      11,730             628,845
                                                                                                      --------------

            COMPUTER STORAGE & PERIPHERALS    1.1%
            Emulex Corp. (a)                                                               8,840             178,656
            SanDisk Corp. (a)                                                              6,050             291,912
                                                                                                      --------------
                                                                                                             470,568
                                                                                                      --------------

            CONSTRUCTION MATERIALS    0.5%
            Headwaters, Inc. (a)                                                           5,970             223,278
                                                                                                      --------------

            DATA PROCESSING & OUTSOURCING SERVICES    1.9%
            Alliance Data Systems Corp. (a)                                                5,960             233,334
            Global Payments, Inc.                                                          4,470             347,408
            Paychex, Inc.                                                                  5,830             216,176
                                                                                                      --------------
                                                                                                             796,918
                                                                                                      --------------

            DEPARTMENT STORES    1.8%
            J.C. Penney Co., Inc.                                                          5,940             281,675
            Nordstrom, Inc.                                                               14,680             503,818
                                                                                                      --------------
                                                                                                             785,493
                                                                                                      --------------



            DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES    0.8%
            Corporate Executive Board Co.                                                  4,400             343,112
                                                                                                      --------------

            DIVERSIFIED METALS & MINING    1.2%
            Peabody Energy Corp.                                                           6,000             506,100
                                                                                                      --------------

            DRUG RETAIL    0.8%
            CVS Corp.                                                                     11,670             338,547
                                                                                                      --------------

            ELECTRONIC EQUIPMENT MANUFACTURERS    0.3%
            Amphenol Corp., Class A                                                        3,220             129,895
                                                                                                      --------------

            ELECTRONIC MANUFACTURING SERVICES    0.7%
            Jabil Circuit, Inc. (a)                                                        9,060             280,135
                                                                                                      --------------

            ENVIRONMENTAL & FACILITIES SERVICES    0.5%
            Republic Services, Inc.                                                        5,960             210,328
                                                                                                      --------------

            GAS UTILITIES    1.2%
            Questar Corp.                                                                  5,920             521,670
                                                                                                      --------------

            HEALTH CARE DISTRIBUTORS    0.6%
            Henry Schein, Inc. (a)                                                         5,950             253,589
                                                                                                      --------------

            HEALTH CARE EQUIPMENT    3.8%
            Mentor Corp.                                                                  11,470             630,965
            St. Jude Medical, Inc. (a)                                                     7,420             347,256
            Stryker Corp.                                                                  5,810             287,188
            Ventana Medical Systems, Inc. (a)                                              5,930             225,755
            Waters Corp. (a)                                                               3,250             135,200
                                                                                                      --------------
                                                                                                           1,626,364
                                                                                                      --------------

            HEALTH CARE FACILITIES    0.8%
            Community Health Systems, Inc. (a)                                             8,810             341,916
                                                                                                      --------------

            HEALTH CARE SERVICES    2.4%
            Omnicare, Inc.                                                                11,790             662,952
            Pharmaceutical Product Development, Inc. (a)                                   5,930             341,034
                                                                                                      --------------
                                                                                                           1,003,986
                                                                                                      --------------

            HEALTH CARE SUPPLIES    0.7%
            Dade Behring Holdings, Inc.                                                    7,640             280,082
                                                                                                      --------------

            HOME ENTERTAINMENT SOFTWARE    0.7%
            Activision, Inc. (a)                                                          14,680             300,206
                                                                                                      --------------

            HOMEBUILDING    1.9%
            Beazer Homes USA, Inc.                                                         4,470             262,255
            KB Home                                                                        7,540             551,928
                                                                                                      --------------
                                                                                                             814,183
                                                                                                      --------------


            HOMEFURNISHING RETAIL    0.6%
            Bed Bath & Beyond, Inc. (a)                                                    5,950             239,071
                                                                                                      --------------

            HOTELS, RESORTS & CRUISE LINES    1.6%
            Marriott International, Inc., Class A                                          2,970             187,110
            Starwood Hotels & Resorts Worldwide, Inc.                                      8,950             511,671
                                                                                                      --------------
                                                                                                             698,781
                                                                                                      --------------

            HOUSEHOLD APPLIANCES    0.6%
            Black & Decker Corp.                                                           2,960             242,986
                                                                                                      --------------

            HOUSEHOLD PRODUCTS    0.6%
            Energizer Holdings, Inc. (a)                                                   4,480             254,016
                                                                                                      --------------

            HOUSEWARES & SPECIALTIES    0.7%
            Jarden Corp. (a)                                                               7,520             308,846
                                                                                                      --------------

            INDUSTRIAL CONGLOMERATES    0.7%
            Walter Industries, Inc.                                                        5,950             291,074
                                                                                                      --------------

            INDUSTRIAL MACHINERY    0.8%
            Ingersoll-Rand Co., Class A (Bermuda)                                          8,800             336,424
                                                                                                      --------------

            INTEGRATED TELECOMMUNICATION SERVICES    0.5%
            NeuStar, Inc., Class A (a)                                                     7,160             229,048
                                                                                                      --------------

            INTERNET SOFTWARE & SERVICES    0.6%
            Akamai Technologies, Inc. (a)                                                 14,710             234,625
                                                                                                      --------------

            INVESTMENT BANKING & BROKERAGE    0.8%
            Charles Schwab Corp.                                                          23,770             343,001
                                                                                                      --------------

            IT CONSULTING & OTHER SERVICES    0.8%
            Cognizant Technology Solutions Corp., Class A (a)                              7,340             341,971
                                                                                                      --------------

            LIFE & HEALTH INSURANCE    0.7%
            Prudential Financial, Inc.                                                     4,430             299,291
                                                                                                      --------------

            MANAGED HEALTH CARE    1.7%
            Humana, Inc. (a)                                                               5,790             277,225
            Sierra Health Services, Inc. (a)                                               3,000             206,610
            WellPoint, Inc. (a)                                                            2,960             224,427
                                                                                                      --------------
                                                                                                             708,262
                                                                                                      --------------

            METAL & GLASS CONTAINERS    0.5%
            Crown Holdings, Inc. (a)                                                      14,650             233,521
                                                                                                      --------------


            MULTI-LINE INSURANCE    0.7%
            Assurant, Inc.                                                                 7,270             276,696
                                                                                                      --------------

            MULTI-UTILITIES    0.6%
            CMS Energy Corp. (a)                                                          14,640             240,828
                                                                                                      --------------

            OFFICE SERVICES & SUPPLIES    0.6%
            HNI Corp.                                                                      4,410             265,570
                                                                                                      --------------

            OIL & GAS DRILLING    1.3%
            Patterson UTI Energy, Inc.                                                     8,700             313,896
            Unit Corp. (a)                                                                 4,410             243,785
                                                                                                      --------------
                                                                                                             557,681
                                                                                                      --------------

            OIL & GAS EQUIPMENT & SERVICES    1.7%
            Grant Prideco, Inc. (a)                                                       11,830             480,890
            Lone Star Technologies, Inc. (a)                                               4,440             246,820
                                                                                                      --------------
                                                                                                             727,710
                                                                                                      --------------

            OIL & GAS EXPLORATION & PRODUCTION    4.3%
            Anadarko Petroleum Corp.                                                       4,460             427,045
            Noble Energy, Inc.                                                            11,990             562,331
            Ultra Petroleum Corp. (a)                                                     14,750             838,980
                                                                                                      --------------
                                                                                                           1,828,356
                                                                                                      --------------

            OIL & GAS REFINING & MARKETING    1.1%
            Sunoco, Inc.                                                                   5,840             456,688
                                                                                                      --------------

            OTHER DIVERSIFIED FINANCIAL SERVICES    0.7%
            Nuveen Investments, Class A                                                    7,350             289,517
                                                                                                      --------------

            PACKAGED FOODS & MEATS    0.5%
            Pilgrim's Pride Corp.                                                          5,830             212,212
                                                                                                      --------------

            PHARMACEUTICALS    5.6%
            Forest Laboratories, Inc. (a)                                                  7,400             288,378
            Kos Pharmaceuticals, Inc. (a)                                                  5,880             393,548
            Medicis Pharmaceutical Corp., Class A                                         15,100             491,656
            New River Pharmaceuticals, Inc. (a)                                            8,940             428,584
            Roche Holdings AG - ADR (Switzerland)                                          5,990             417,686
            Shire Pharmaceuticals Group PLC - ADR (United Kingdom)                        10,400             384,696
                                                                                                      --------------
                                                                                                           2,404,548
                                                                                                      --------------

            PROPERTY & CASUALTY    0.6%
            First American Corp.                                                           5,910             269,910
                                                                                                      --------------

            PUBLISHING    1.9%
            Getty Images, Inc. (a)                                                         4,350             374,274
            McGraw-Hill Co., Inc.                                                          8,820             423,713
                                                                                                      --------------
                                                                                                             797,987
                                                                                                      --------------


            RAILROADS    0.8%
            Burlington Northern Santa Fe Corp.                                             5,900             352,820
                                                                                                      --------------

            REAL ESTATE MANAGEMENT & DEVELOPMENT    0.4%
            St. Joe Co.                                                                    2,990             186,726
                                                                                                      --------------

            REGIONAL BANKS    0.5%
            Compass Bancshares, Inc.                                                       4,450             203,944
                                                                                                      --------------

            RESTAURANTS    0.6%
            Darden Restaurants, Inc.                                                       8,940             271,508
                                                                                                      --------------

            SEMICONDUCTOR EQUIPMENT    1.2%
            Teradyne, Inc. (a)                                                            15,020             247,830
            Tessera Technologies, Inc. (a)                                                 9,080             271,583
                                                                                                      --------------
                                                                                                             519,413
                                                                                                      --------------

            SEMICONDUCTORS    4.6%
            Advanced Micro Devices, Inc. (a)                                               8,820             222,264
            Altera Corp. (a)                                                              14,960             285,886
            Broadcom Corp., Class A (a)                                                    8,990             421,721
            Intersil Corp., Class A                                                       10,220             222,592
            Marvell Technology Group Ltd. (Bermuda) (a)                                    9,020             415,912
            National Semiconductor Corp.                                                  15,080             396,604
                                                                                                      --------------
                                                                                                           1,964,979
                                                                                                      --------------

            SPECIALIZED CONSUMER SERVICES    0.5%
            Weight Watchers International, Inc. (a)                                        4,500             232,110
                                                                                                      --------------

            SPECIALTY STORES    0.9%
            Office Depot, Inc. (a)                                                         8,820             261,954
            Tractor Supply Co. (a)                                                         2,970             135,581
                                                                                                      --------------
                                                                                                             397,535
                                                                                                      --------------

            STEEL    0.6%
            Nucor Corp.                                                                    4,520             266,635
                                                                                                      --------------

            SYSTEMS SOFTWARE   0.7%
            Red Hat, Inc. (a)                                                             13,910             294,753
                                                                                                      --------------

            TECHNOLOGY DISTRIBUTORS    0.5%
            Ingram Micro, Inc., Class A (a)                                               11,980             222,109
                                                                                                      --------------

            THRIFTS & MORTGAGE FINANCE    0.6%
            IndyMac Bancorp, Inc.                                                          5,960             235,897
                                                                                                      --------------

            TRADING COMPANIES & DISTRIBUTORS    0.6%
            GATX Corp.                                                                     5,920             234,136
                                                                                                      --------------


            WIRELESS TELECOMMUNICATION SERVICES    2.5%
            Crown Castle International Corp. (a)                                           8,920             219,700
            Nextel Partners, Inc., Class A (a)                                            14,870             373,237
            NII Holdings, Inc., Class B (a)                                                5,820             491,499
                                                                                                      --------------
                                                                                                           1,084,436
                                                                                                      --------------

            TOTAL COMMON STOCKS    96.1%                                                                  40,926,752

            INVESTMENT COMPANY    1.1%
            Nasdaq 100 Index Tracking Stock                                                                  467,996
                                                                                                      --------------

            TOTAL LONG-TERM INVESTMENTS    97.2%
               (Cost $33,978,477)                                                                         41,394,748

            REPURCHASE AGREEMENT    11.3%
            State Street Bank & Trust Co. ($4,836,000 par
            collateralized by U.S. Government obligations in a pooled
            cash account, interest rate of 3.65%, dated 09/30/05, to
            be sold on 10/03/05 at $4,837,471)
              (Cost $4,836,000)                                                                            4,836,000
                                                                                                      --------------

            TOTAL INVESTMENTS    108.5%
               (Cost $38,814,477)                                                                         46,230,748

            LIABILITIES IN EXCESS OF OTHER ASSETS    (8.5%)                                               (3,624,243)
                                                                                                      --------------

            NET ASSETS    100.0%                                                                      $   42,606,505
                                                                                                      ==============

            Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

            ADR- American Depositary Receipt


Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Life Investment Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By: /s/ Phillip G. Goff
-----------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: November 21, 2005